Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026	Mar. 31, 2025
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 25,006	¥ 19,678
Less: Amounts offset in the consolidated balance sheets	[2]	(22,113)	(17,711)
Total net amounts reported on the face of the consolidated balance sheets	[3]	¥ 2,893	¥ 1,967
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Trading Securities and Financial Instruments Owned Principal Investments at Fair Value	Trading Securities and Financial Instruments Owned Principal Investments at Fair Value
Less: Additional amounts not offset in the consolidated balance sheets
Financial instruments and non-cash collateral	[4]	¥ (872)	¥ (713)
Net amount		2,021	1,254
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	24,151	19,342
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(21,731)	(17,361)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	¥ 2,420	¥ 1,981
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Trading liabilities (includes ¥ nil and ¥436 at fair value option)	Trading liabilities (includes ¥ nil and ¥436 at fair value option)
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	¥ (449)	¥ (554)
Net amount	[5]	1,971	1,427
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,736	1,094
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	2,041	1,185
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,317	1,478
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,530	1,884
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		11,509	10,243
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	10,347	9,476
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,296	2,163
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	4,263	2,140
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	22
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	25	31
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		373	265
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	533	345
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		21	38
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	23	36
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	3	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		5,744	4,363
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	5,349	4,194
Other Contract [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		9	8
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	35	49
Other Contract [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	3
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	¥ 2	¥ 1

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2025, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥609 billion and ¥832 billion, respectively. As of March 31, 2026, the gross balance of such derivative assets and derivative liabilities was ¥1,027 billion and ¥1,206 billion, respectively.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20 and ASC 815. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets. As of March 31, 2026, Nomura offset a total of ¥2,035 billion of cash collateral receivables against net derivative liabilities and ¥2,416 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2025, a total of ¥343 billion of cash collateral receivables and ¥1,043 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2026, a total of ¥399 billion of cash collateral receivables and ¥1,300 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.